Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Non-current assets	€ 197,417	€ 197,238
Intangible assets	24,190	25,567
Right of use assets	19,068	20,392
Property, plant and equipment	137,447	136,198
Deferred tax assets	7,663	6,592
Other non-current assets	9,049	8,490
Current assets	269,152	262,824
Inventories	48,867	44,466
Trade receivables	30,519	41,645
Other current assets	58,354	50,633
Cash and cash equivalents	131,413	126,080
TOTAL ASSETS	466,569	460,062
EQUITY
Share capital	20,892	20,837
Share premium	593,948	594,003
Other reserves	69,144	65,088
Retained earnings/(Accumulated deficit)	(551,682)	(450,253)
Profit/(Loss) for the period	33,976	(101,429)
TOTAL EQUITY	166,278	128,247
LIABILITIES
Non-current liabilities	197,803	172,952
Borrowings	160,549	132,768
Lease liabilities	26,528	29,090
Refund liabilities	6,396	6,303
Provisions	562	1,074
Deferred tax liabilities	3,744	3,638
Other liabilities	23	79
Current liabilities	102,488	158,863
Borrowings	19,867	44,079
Trade payables and accruals	32,650	44,303
Income tax liability	151	632
Tax and Employee-related liabilities	17,334	16,209
Lease liabilities	2,691	2,879
Contract liabilities	5,299	5,697
Refund liabilities	17,165	33,637
Provisions	6,962	10,835
Other liabilities	370	592
TOTAL LIABILITIES	300,291	331,815
TOTAL EQUITY AND LIABILITIES	€ 466,569	€ 460,062